William J. Evers
                                                        Vice President & Counsel
                                                             Tel: (212) 314-5027
                                                             Fax: (212) 314-3953


                                                                December 2, 2010

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549


Re:     AXA Equitable Life Insurance Company
        Separate Account No. 49 of AXA Equitable Life Insurance Company Post-Effective Amendment No. 10 to Registration Statement on Form N-4 File Nos. 811-07659 and 333-160951
        CIK #0001015570

Commissioners:

        On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 10 to AXA Equitable's Form N-4 Registration Statement (File No. 333-160951) under the Securities Act of 1933 ("1933 Act") and Amendment No. 258 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account 49.

        This Post-Effective Amendment relates to AXA Equitable's Retirement Cornerstone(SM) Series of deferred annuity contracts to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contracts will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49 and the distributors of Retirement Cornerstone(SM) contracts are AXA Distributors, LLC and AXA Advisors, LLC, both of which are affiliates of AXA Equitable.


I.      PURPOSES OF THE POST-EFFECTIVE AMENDMENT
        ----------------------------------------


        The principal purpose of this Post-Effective Amendment is to include a new prospectuses for a new version of the Retirement Cornerstone(SM) Series contract. This new prospectus covers our new version of the contract as offered through our current series: Series B, Series L, Series CP(SM) and Series C contracts.

        On July 26, 2010, the Company filed Post-Effective Amendment No. 3 to this Registration Statement to include a prospectus for a new version of the contract ("new version') in a new series intended for use in connection with advisory arrangements, called "Series ADV." The Company received the staff's comments to the filing in a letter dated September 24, 2010. This Post-Effective Amendment includes changes to the Series ADV prospectus in response to comments that have been received both in the September 24, 2010 correspondence and telephonically from the staff subsequent to the September 24, 2010 correspondence. We have also filed drafts of certain prospectus disclosure changes in response to oral comments through supplemental correspondence filings via EDGAR.

        This Post-Effective Amendment includes a revised version of the prospectus for Series ADV, reflecting responses to staff comments, and supersedes Post-Effective Amendment No. 3. This Post-Effective Amendment also includes a new prospectus for the new version for the current series (Series B, Series CPSM, Series L and Series C). This new prospectus for the current series includes essentially the same disclosure in connection with the Guaranteed benefits for the new version that is now in the Series ADV prospectus. This disclosure has been reviewed by, and commented on, by the staff. The principal differences between the new version in the current series and the Series ADV contract are as follows:

    o   Series CP(SM) includes an investment Credit for eligible contributions
    o   Series B, Series CP(SM) and Series L have withdrawal charges
    o   Each Series has different separate account annual expenses
    o   Each Series provides for a different minimum initial contribution
    o The availability of certain dollar cost averaging programs varies by Series.

For the current series, the new version will replace the old version as state approvals are received. Also, at or about the time of filing hereof, the Company will be providing the staff with a courtesy copy of the prospectus covering the current Series that will be marked to show the differences between it and the Series ADV prospectus that was reviewed by the staff.


II.  USE OF LABELS IN THE PROSPECTUS AND SUPPLEMENTAL SALES LITERATURE
     -----------------------------------------------------------------


        On September 24, 2010, the staff orally informed the Company that the staff had an objection to the use of the label "Protection account," which is solely available in connection with the contract's Guaranteed benefits. During discussions with the staff since September 24, 2010, the staff raised an additional objection with respect to the label


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

"Performance" when used in connection with the portion of the contract and the variable investment options that do not fund the Guaranteed benefits (the "Performance account").


        In an effort to resolve the staff's objection, the Company has agreed to use the following terms in the Retirement Cornerstone(SM) Series prospectuses and associated sales material in connection with the two distinct account values in the contracts and the variable investment options available in each:
"Protection with Investment Performance Account" and "Investment Performance Account."


III.    GENERAL
        -------

        In response to the staff's comment in the September 24, 2010 correspondence (Comment 17), AXA Equitable does not have reinsurance in place to support the guarantees provided by these contracts. As a result, there are no additional exhibits to the Registration Statement with respect to reinsurance agreements.


IV.  ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT
     -----------------------------------------------------------
     AND RELATED MATTERS
     -------------------


        The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) requests the acceleration of the effective date of the Registration Statement to December 10, 2010 or as soon as practicable. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933, we have been authorized to represent, and do represent, on behalf of the Registrant and the principal underwriters, that they, are aware of their obligations under that Act.

        The Commission staff requested that, if acceleration of the effective date be requested, the Registrant furnish to the Commission a letter making three acknowledgments. In compliance with that request, the Registrant hereby acknowledges that:

           o Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

           o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

           o The Registrant may not assert that action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

********************************************************************************

        As noted previously, we desire for the Registration Statement to become effective at the earliest at the earliest practicable time, and we therefore would very much appreciate any and all efforts that the staff can make to that end.


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

Please contact the undersigned at (212) 314-5027 with any further questions or, in my absence, Christopher Palmer, Esq., of Goodwin Procter at (202) 346-4253.


                                        Very truly yours



                                        /s/ William J. Evers
                                        ---------------------
                                        William J. Evers




cc:     Sonny Oh
        Christopher E. Palmer





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